Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	HUSSMAN INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001110502
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Hussman Strategic Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Hussman Investment Trust

Supplement dated March 26, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) of

Hussman Strategic Growth Fund

Hussman Strategic Total Return Fund

Hussman Strategic International Fund and

Hussman Strategic Allocation Fund

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI of each Fund.

Like all mutual funds, the Fund may be affected by recent developments relating to the respiratory disease caused by the novel coronavirus designated as COVID-19, which has spread internationally and is impacting adversely the economies of the U.S. and foreign countries, U.S. and foreign securities markets and the prices of securities of companies in which the Fund may invest. Steps taken in the U.S. and other countries to contain the spread of COVID-19 have disrupted the operations of businesses and supply chains, reduced consumer purchases of certain goods and services and resulted in cancelation of events and reductions in services provided by various types of businesses. Although governmental authorities in the U.S. and throughout the world, including the Federal Reserve, are taking monetary policy actions in an effort to reduce the impact of the COVID-19 outbreak on financial markets, and legislative bodies in the U.S. and other countries, including the U.S. Congress, are seeking to enact fiscal measures to stimulate their economies, these actions and measures may not be successful. Thus, developments relating to COVID-19 may result in U.S. and global financial markets continuing to experience significant volatility and price declines, and there is a risk of possible financial market trading disruptions and closures, data disruptions and illiquidity. They may also result in the inability of corporate issuers in business sectors adversely impacted by the spread of COVID-19 to make timely payment of interest and principal on their outstanding debt obligations, leading to defaults by and bankruptcies of these issuers.

The potential impacts of the COVID-19 pandemic, and the scope and duration of these impacts, are uncertain. To the extent they affect the financial markets and companies in which the Fund invests, they may adversely affect the investment performance of the Fund.

Hussman Strategic Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Hussman Investment Trust

Supplement dated March 26, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) of

Hussman Strategic Growth Fund

Hussman Strategic Total Return Fund

Hussman Strategic International Fund and

Hussman Strategic Allocation Fund

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI of each Fund.

Like all mutual funds, the Fund may be affected by recent developments relating to the respiratory disease caused by the novel coronavirus designated as COVID-19, which has spread internationally and is impacting adversely the economies of the U.S. and foreign countries, U.S. and foreign securities markets and the prices of securities of companies in which the Fund may invest. Steps taken in the U.S. and other countries to contain the spread of COVID-19 have disrupted the operations of businesses and supply chains, reduced consumer purchases of certain goods and services and resulted in cancelation of events and reductions in services provided by various types of businesses. Although governmental authorities in the U.S. and throughout the world, including the Federal Reserve, are taking monetary policy actions in an effort to reduce the impact of the COVID-19 outbreak on financial markets, and legislative bodies in the U.S. and other countries, including the U.S. Congress, are seeking to enact fiscal measures to stimulate their economies, these actions and measures may not be successful. Thus, developments relating to COVID-19 may result in U.S. and global financial markets continuing to experience significant volatility and price declines, and there is a risk of possible financial market trading disruptions and closures, data disruptions and illiquidity. They may also result in the inability of corporate issuers in business sectors adversely impacted by the spread of COVID-19 to make timely payment of interest and principal on their outstanding debt obligations, leading to defaults by and bankruptcies of these issuers.

The potential impacts of the COVID-19 pandemic, and the scope and duration of these impacts, are uncertain. To the extent they affect the financial markets and companies in which the Fund invests, they may adversely affect the investment performance of the Fund.

Hussman Strategic International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Hussman Investment Trust

Supplement dated March 26, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) of

Hussman Strategic Growth Fund

Hussman Strategic Total Return Fund

Hussman Strategic International Fund and

Hussman Strategic Allocation Fund

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI of each Fund.

Like all mutual funds, the Fund may be affected by recent developments relating to the respiratory disease caused by the novel coronavirus designated as COVID-19, which has spread internationally and is impacting adversely the economies of the U.S. and foreign countries, U.S. and foreign securities markets and the prices of securities of companies in which the Fund may invest. Steps taken in the U.S. and other countries to contain the spread of COVID-19 have disrupted the operations of businesses and supply chains, reduced consumer purchases of certain goods and services and resulted in cancelation of events and reductions in services provided by various types of businesses. Although governmental authorities in the U.S. and throughout the world, including the Federal Reserve, are taking monetary policy actions in an effort to reduce the impact of the COVID-19 outbreak on financial markets, and legislative bodies in the U.S. and other countries, including the U.S. Congress, are seeking to enact fiscal measures to stimulate their economies, these actions and measures may not be successful. Thus, developments relating to COVID-19 may result in U.S. and global financial markets continuing to experience significant volatility and price declines, and there is a risk of possible financial market trading disruptions and closures, data disruptions and illiquidity. They may also result in the inability of corporate issuers in business sectors adversely impacted by the spread of COVID-19 to make timely payment of interest and principal on their outstanding debt obligations, leading to defaults by and bankruptcies of these issuers.

The potential impacts of the COVID-19 pandemic, and the scope and duration of these impacts, are uncertain. To the extent they affect the financial markets and companies in which the Fund invests, they may adversely affect the investment performance of the Fund.

Hussman Strategic Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Hussman Investment Trust

Supplement dated March 26, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) of

Hussman Strategic Growth Fund

Hussman Strategic Total Return Fund

Hussman Strategic International Fund and

Hussman Strategic Allocation Fund

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI of each Fund.

Like all mutual funds, the Fund may be affected by recent developments relating to the respiratory disease caused by the novel coronavirus designated as COVID-19, which has spread internationally and is impacting adversely the economies of the U.S. and foreign countries, U.S. and foreign securities markets and the prices of securities of companies in which the Fund may invest. Steps taken in the U.S. and other countries to contain the spread of COVID-19 have disrupted the operations of businesses and supply chains, reduced consumer purchases of certain goods and services and resulted in cancelation of events and reductions in services provided by various types of businesses. Although governmental authorities in the U.S. and throughout the world, including the Federal Reserve, are taking monetary policy actions in an effort to reduce the impact of the COVID-19 outbreak on financial markets, and legislative bodies in the U.S. and other countries, including the U.S. Congress, are seeking to enact fiscal measures to stimulate their economies, these actions and measures may not be successful. Thus, developments relating to COVID-19 may result in U.S. and global financial markets continuing to experience significant volatility and price declines, and there is a risk of possible financial market trading disruptions and closures, data disruptions and illiquidity. They may also result in the inability of corporate issuers in business sectors adversely impacted by the spread of COVID-19 to make timely payment of interest and principal on their outstanding debt obligations, leading to defaults by and bankruptcies of these issuers.

The potential impacts of the COVID-19 pandemic, and the scope and duration of these impacts, are uncertain. To the extent they affect the financial markets and companies in which the Fund invests, they may adversely affect the investment performance of the Fund.